Income Taxes	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Income Taxes

15 - INCOME TAXES

The Company recognizes in its consolidated financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazilian and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S. and Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to income (loss) before taxes, as follows:

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018
	$	$	$
Tax Rate, comprised of a federal rate of 9.00% and a provincial rate of 3.43%	12.43%	13.25%	15.13%

Expected Canadian Income Tax (Recovery)	(1,118)	83,562	(4,136)
Change in valuation allowance	(180,415)	(148,300)	(102,732)
Permanent differences	(10,491)	(39,088)	(3,702)
Change in tax rates	169,750	99,278	110,690
Difference between Canadian and foreign tax rates	(10,650)	(30,102)	(12,690)
Other	32,924	34,650	12,566
	—	—	—

ZIM CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED MARCH 31, 2020

(EXPRESSED IN US DOLLARS)

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 12.43%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Refundable investment tax credits for research and development in Canada of $128,718, $171,204 and $124,234, for the years ended March 31, 2020, March 31, 2019 and March 31, 2018, respectively is netted against research and development expense. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The Company’s deferred tax assets are as follows:

	March 31, 2020	March 31, 2019
	$	$

Losses available for carry forward	104,751	132,739
Property and equipment - differences in net book value and unamortized capital cost	64,094	69,560
Intangible assets - differences in net book value and tax basis	133,946	156,668
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	716,111	763,519
Other	2,960	79,789
Gross deferred tax asset	1,021,860	1,202,275
Valuation allowance	(1,021,860)	(1,202,275)
Net deferred tax asset	—	—

ZIM CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED MARCH 31, 2020

(EXPRESSED IN US DOLLARS)

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

Federal & Provincial

2027	425,016
2028	288,255
2037	127,402
2038	2,172
2039	14,833
2040	122,358
980,036

The Company has capital losses of $231,234, which are available indefinitely to reduce capital gains in future years as of March 31, 2020.

The losses in Brazil of $236,260 have an indefinite carryforward period. However, the losses can only be used to offset 30% of taxable income in any given year.

As at March 31, 2020, the Company had accumulated unclaimed federal and provincial scientific research and experimental development deductions of approximately $3,858,241 ($4,027,584 in 2019). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2019	$4,685
2020	—
2021	12,743
2022	249,680
2023	1,603
2024	2,007
2025 to 2033	8,787
$279,505